Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 18,548	$ 18,290	$ 17,963
Taxable securities	2,790	2,857	2,572
Nontaxable securities	563	466	513
Other	96	43	90
Total interest and dividend income	21,997	21,656	21,138
INTEREST EXPENSE
Deposits	1,081	1,166	1,720
Short-term borrowings	71	77	67
Other borrowings	415	486	468
Total interest expense	1,567	1,729	2,255
NET INTEREST INCOME	20,430	19,927	18,883
PROVISION FOR LOAN LOSSES	389	643	840
Net interest income, after provision for loan losses	20,041	19,284	18,043
NONINTEREST INCOME
Service charges on deposit accounts	1,203	1,269	1,349
Trust services	860	811	826
Debit card interchange fees	988	910	779
Securities gains	56	133	159
Gain on sale of loans, net	363	198	347
Earnings on bank-owned life insurance	270	264	253
Other income	684	665	605
Total noninterest income	4,424	4,250	4,318
NONINTEREST EXPENSES
Salaries and employee benefits	8,819	8,321	8,261
Occupancy expense	1,027	1,014	1,026
Equipment expense	663	715	719
Professional and director fees	830	725	628
Financial institutions and franchise tax	400	361	581
Marketing and public relations	419	378	395
Software expense	801	727	530
Debit card expense	413	421	291
Amortization of intangible assets	125	130	135
FDIC insurance expense	357	358	359
Net cost of operation of other real estate			9
Other expenses	1,942	1,932	1,914
Total noninterest expenses	15,796	15,082	14,848
Income before income taxes	8,669	8,452	7,513
FEDERAL INCOME TAX PROVISION	2,647	2,568	2,273
NET INCOME	$ 6,022	$ 5,884	$ 5,240
NET INCOME PER SHARE
Basic	$ 2.20	$ 2.15	$ 1.91
Diluted	$ 2.20	$ 2.15	$ 1.91